UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	JennisonDryden Portfolios

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of November 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 96.1%

Aerospace & Defense 1.5%
94,300	Precision Castparts Corp.	$9,777,024
63,730	United Technologies Corp.	4,285,205

		14,062,229

Auto Components 1.7%
903,600	Goodyear Tire & Rubber Co. (The)(a)	12,388,356
132,200	Johnson Controls, Inc.	3,576,010

		15,964,366

Biotechnology 0.9%
153,300	Amgen, Inc.(a)	8,638,455

Capital Markets 6.0%
387,362	Bank of New York Mellon Corp. (The)	10,319,324
108,800	Goldman Sachs Group, Inc. (The)	18,459,008
465,200	Morgan Stanley	14,691,016
596,300	TD Ameritrade Holding Corp.(a)	11,711,332

		55,180,680

Chemicals 1.5%
514,200	Dow Chemical Co. (The)	14,284,476

Commercial Banks 0.8%
1,285,700	KeyCorp	7,534,202

Commercial Services & Supplies 1.9%
537,960	Waste Management, Inc.(b)	17,666,606

Computers & Peripherals 0.7%
447,500	Dell, Inc.(a)	6,318,700

Consumer Finance 1.7%
1,392,400	SLM Corp.(a)	15,274,628

Diversified Consumer Services 3.3%
339,300	Career Education Corp.(a)(b)	8,831,979
1,087,500	H&R Block, Inc.	22,076,250

		30,908,229

Diversified Financial Services 0.9%
184,200	JPMorgan Chase & Co.	7,826,658

Electric Utilities 1.1%
132,500	Entergy Corp.	10,421,125

Electronic Equipment & Instruments 0.8%
1,004,800	Flextronics International Ltd.(a)	7,103,936

Food & Staples Retailing 4.9%
350,100	CVS Caremark Corp.	10,856,601
870,000	Kroger Co. (The)	19,783,800
266,400	Wal-Mart Stores, Inc.	14,532,120

		45,172,521

Food Products 4.7%
176,800	Bunge Ltd.(b)	10,943,920
869,100	ConAgra Foods, Inc.	19,285,329
1,062,600	Tyson Foods, Inc. (Class A Stock)	12,772,452

		43,001,701

Healthcare Equipment & Supplies 0.1%
20,200	Baxter International, Inc.	1,101,910

Healthcare Providers & Services 4.2%
193,500	Aetna, Inc.	5,632,785
786,600	Omnicare, Inc.(b)	18,233,388
277,200	WellPoint, Inc.(a)	14,977,116

		38,843,289

Hotels Restaurants & Leisure 1.0%
268,000	Yum! Brands, Inc.	9,452,360

Household Products 1.5%
203,389	Kimberly-Clark Corp.	13,417,572

Independent Power Producers & Energy Traders 1.6%
602,500	NRG Energy, Inc.(a)	14,423,850

Insurance 4.5%
155,900	Arch Capital Group Ltd.(a)(b)	10,888,056
421,200	Axis Capital Holdings Ltd.	11,789,388
2,622	Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	8,791,566

198,100	Travelers Cos., Inc. (The)	10,378,459

		41,847,469

Internet & Catalog Retail 1.3%
1,166,021	Ticketmaster Entertainment, Inc.(a)	12,278,201

Internet Software & Services 3.5%
18,400	Google, Inc. (Class A Stock)(a)	10,727,200
1,127,850	IAC/InterActiveCorp(a)	21,936,683

		32,663,883

Media 5.1%
999,400	Comcast Corp. (Class A Stock)	14,661,198
935,012	Liberty Global, Inc. (Series C)(a)(b)	18,129,883
349,100	Time Warner Cable, Inc.	14,623,799

		47,414,880

Multi-Utilities 2.1%
366,700	Sempra Energy	19,486,438

Office Electronics 0.6%
758,200	Xerox Corp.(b)	5,838,140

Oil, Gas & Consumable Fuels 16.9%
216,300	Anadarko Petroleum Corp.(b)	12,876,339
195,600	Apache Corp.	18,636,768
202,800	Canadian Natural Resources Ltd.	13,615,992
164,100	EOG Resources, Inc.	14,193,009
154,000	Noble Energy, Inc.	10,048,500
247,000	Occidental Petroleum Corp.	19,955,130
349,800	Petroleo Brasileiro SA (Brazil), ADR	17,937,744
282,200	Suncor Energy, Inc.	10,218,462
236,629	Trident Resources Corp. (Canada), Private Placement (original cost $9,942,621; purchased 3/11/05-1/5/06)(a)(c)(d)(h)	—
902,700	Williams Cos., Inc. (The)	17,954,703
488,400	XTO Energy, Inc.	20,727,696

		156,164,343

Pharmaceuticals 6.2%
935,200	Mylan, Inc.(a)(b)	16,712,024
249,100	Novartis AG (Switzerland), ADR	13,849,960
154,312	Pfizer, Inc.	2,803,849
355,400	Sanofi-Aventis SA (France), ADR(b)	13,490,984
180,700	Shire PLC (Ireland), ADR	10,637,809

		57,494,626

Road & Rail 1.6%
231,300	Union Pacific Corp.	14,632,038

Semiconductors & Semiconductor Equipment 1.4%
1,832,800	Advanced Micro Devices, Inc.(a)(b)	12,847,928

Software 8.1%
1,284,500	CA, Inc.	28,387,450
290,300	Microsoft Corp.	8,537,723
618,200	Nuance Communications, Inc.(a)(b)	9,390,458
1,632,500	Symantec Corp.(a)	28,976,875

		75,292,506

Thrifts & Mortgage Finance 0.7%
407,040	People’s United Financial, Inc.	6,630,682

Wireless Telecommunication Services 3.3%
1,284,800	MetroPCS Communications, Inc.(a)(b)	8,094,240
765,399	NII Holdings, Inc.(a)	22,808,890

		30,903,130

	TOTAL COMMON STOCKS (cost $814,683,362)	890,091,757

PREFERRED STOCKS 1.4%

Consumer Finance 0.5%
6,530	SLM Corp., 7.250% 12/15/10 (Series C)	3,942,487

Pharmaceuticals 0.9%
7,560	Mylan, Inc. 6.500% 11/15/10 (Series C)	8,408,308

	TOTAL PREFERRED STOCKS (cost $7,567,394)	12,350,795

Principal Amount (000)

CORPORATE BOND

Oil, Gas & Consumable Fuels
CAD 8,920	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, due 8/12/12 (cost $8,379,287; purchased 8/20/07-8/31/09)(a)(c)(d)(h)	—

Units

WARRANT

Oil, Gas & Consumable Fuels
720,366	Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(a)(c)(d)(h)(i)	—

	TOTAL LONG-TERM INVESTMENTS (cost $830,630,043)	902,442,552

Shares

SHORT-TERM INVESTMENT 13.7%

Affiliated Money Market Mutual Fund
127,190,520	Dryden Core Investment Fund - Taxable Money Market Series (cost $127,190,520; includes $104,633,075 of cash collateral received for securities on loan)(e)(f)	127,190,520

	TOTAL INVESTMENTS(g) 111.2% (cost $957,820,563)(j)	1,029,633,072

	Liabilities in excess of other assets (11.2)%	(103,714,020)

	NET ASSETS 100.0%	$925,919,052

The following abbreviations are used in the portfolio descriptions:

ADR -	American Depositary Receipt
CAD -	Canadian Dollar

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $101,349,279; cash collateral of $104,633,075 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate cost of such securities is $18,321,908. The aggregate value of $0 is 0.0% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(g)	As of November 30, 2009, 3 securities valued at $0 and representing 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(h)	The issuer has filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero.
(i)	The value represents fair value of derivative instrument subject to equity contracts risk exposure as of November 30, 2009.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$966,723,131	$118,977,051	$(56,067,110)	$62,909,941

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s Investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities

Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$890,091,757	$—	$—
Preferred Stocks	12,350,795	—	—
Corporate Bond	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	127,190,520	—	—

	1,029,633,072	—	—

Other Financial Instruments*	—	—	—

Total	$1,029,633,072	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrant
Balance as of 8/31/09	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	(5,012)	—
Earned amortization/accretion	—	5,012	—
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 11/30/09	$—	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Portfolios

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.